CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
CONDENSED STATEMENTS OF OPERATIONS
Revenue		$ 24,988,171	$ 16,999,437	[1]	$ 9,763,196	[1]
OPERATING EXPENSES
Cost of revenues		(27,092,577)	(16,955,555)	[1]	(9,602,058)	[1]
Research and development expenses		(1,877,907)	(1,038,547)	[1]	(541,241)	[1]
General and administrative expenses		(9,040,589)	(6,053,503)	[1]	(3,234,773)	[1]
Selling and marketing expenses		(1,646,144)	(1,256,315)	[1]	(257,330)	[1]
Other income		187,063	133,899	[1]	67,466	[1]
Other expenses		(399,124)	(882,127)	[1]	(229,669)	[1]
Total operating expenses		(39,869,278)	(26,052,148)	[1]	(13,797,605)	[1]
Loss from operations		(14,881,107)	(9,052,711)	[1]	(4,034,409)	[1]
Financial income		2,567,118	180,267	[1]	16,803	[1]
Financial expense		(1,931,889)	(4,712,402)	[1]	(612,562)	[1]
Loss before income tax expense		(14,245,878)	(13,584,846)	[1]	(4,630,168)	[1]
Income tax expense	[1]		(887,648)
Net income (loss)		(14,245,878)	(14,472,494)	[1]	(4,630,168)	[1]
Net loss attributable to common stockholders		(14,245,878)	(14,472,494)	[1]	(4,630,168)	[1]
Net loss attributable to common stockholders		$ (14,245,878)	$ (14,245,878)		$ (4,630,168)
Weighted-average shares used to compute net loss per share attributable to
Common stockholders, basic		34,506,400	26,787,730	[1]	18,668,710	[1]
Common stockholders, diluted		34,506,400	26,787,730		18,668,710
Net loss per attributable to common stockholders,
Basic net income (loss) per ordinary share (in dollars per share)		$ (0.41)	$ (0.54)	[1]	$ (0.25)	[1]
Diluted net income (loss) per ordinary share (in dollars per share)		$ (0.41)	$ (0.54)		$ (0.25)
Other comprehensive loss
Foreign currency translation adjustments		$ (336,705)	$ (7,467,497)	[1]	$ 107,249	[1]
Total comprehensive loss		$ (14,582,583)	$ (21,939,991)	[1]	$ (4,522,919)	[1]

[1]	See restatement of financial statements in note 2.4 for further details.